Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,932	€ 1,715
Fair value of the plan assets	1,691	1,485
Net defined benefit liability (asset)	€ 241	€ 230
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	66.00%	70.00%
Defined contribution plans	€ 326	€ 314	€ 280
Defined benefit pension plans	93	55	50
Pension expenses	419	369	€ 330
Germany
Pension Plans and Similar Obligations
Present value of the DBO	1,127	1,026
Fair value of the plan assets	1,112	1,009
Net defined benefit liability (asset)	€ 15	€ 17
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	4.00%	5.00%
Present value of the DBO provides for lumpsum Payments	€ 1,054	€ 951
Foreign
Pension Plans and Similar Obligations
Present value of the DBO	616	533
Fair value of the plan assets	506	411
Net defined benefit liability (asset)	€ 110	€ 122
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	31.00%	37.00%
Present value of the DBO provides for Annuity Payments	€ 479	€ 459
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	189	156
Fair value of the plan assets	73	65
Net defined benefit liability (asset)	€ 116	€ 91
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	32.00%	27.00%